UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2003

Item 1. Reports to Stockholders

Spartan®

Massachusetts Municipal
Funds

and

Fidelity ®
Massachusetts Municipal
Money Market Fund

Semiannual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Spartan Massachusetts Municipal Income Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Massachusetts Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Massachusetts Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements

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Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Massachusetts Municipal Income Fund

Investment Changes

Top Five Sectors as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	25.7	28.1
Special Tax	14.6	13.5
Transportation	14.1	11.3
Health Care	13.4	12.0
Education	11.8	10.9
Average Years to Maturity as of July 31, 2003
		6 months ago
Years	15.2	14.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2003
6 months ago
Years	7.4	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2003	As of January 31, 2003
AAA 54.5%	AAA 52.6%
AA,A 42.5%	AA,A 45.0%
BBB 1.3%	BBB 1.2%
Not Rated 0.9%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 0.1%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Semiannual Report

Spartan Massachusetts Municipal Income Fund

Investments July 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount	Value (Note 1)
Massachusetts - 97.8%
Barnstable Indl. Dev. Fing. Auth. Indl. Dev. Rev. (Whitehall Pavilion Proj.) 10.125% 2/15/26 (FHA Insured)	$ 2,630,000	$ 2,645,649
Boston Economic Dev. & Indl. Corp. (Boston Army Base 1983 Proj.) 6.25% 8/1/03	2,880,000	2,880,000
Boston Gen. Oblig.:
5% 8/1/14	3,180,000	3,333,944
5% 8/1/15	2,180,000	2,267,549
5.75% 2/1/11	3,915,000	4,364,520
Boston Hsg. Dev. Corp. Mtg. Rev. Series A, 5.15% 7/1/08 (MBIA Insured)	2,000,000	2,052,340
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (MBIA Insured)	9,705,000	10,165,405
5% 8/1/17 (MBIA Insured)	7,990,000	8,326,699
5% 8/1/18 (MBIA Insured)	6,200,000	6,405,406
Boston Wtr. & Swr. Commission Rev.:
Sr. Series A:
5.25% 11/1/19	10,100,000	10,760,136
5.75% 11/1/13	1,975,000	2,221,836
Sr. Series C, 5.2% 11/1/21 (FGIC Insured)	2,045,000	2,085,941
Bridgewater & Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,526,537
5% 6/15/19 (FSA Insured)	1,535,000	1,578,778
Brockton Gen. Oblig.:
5% 4/1/13 (MBIA Insured)	1,165,000	1,235,483
5.1% 4/1/12 (MBIA Insured)	1,550,000	1,653,757
Brookline Gen. Oblig. 5.75% 4/1/15	1,045,000	1,155,655
Chelsea Gen. Oblig. 5% 6/15/13 (AMBAC Insured)	2,390,000	2,534,117
East Longmeadow Gen. Oblig. 5% 8/1/14 (AMBAC Insured)	1,145,000	1,219,826
Foxborough Stadium Infrastructure Impt.:
5.75% 6/1/25	11,695,000	12,474,355
6% 6/1/15	2,545,000	2,868,851
6% 6/1/16	3,015,000	3,394,830
6% 6/1/17	3,195,000	3,587,314
6% 6/1/18	3,390,000	3,793,342
6% 6/1/19	3,590,000	4,017,138
6% 6/1/20	3,785,000	4,211,418
Freetown Lakeville Reg'l. School District:
5% 1/1/21 (MBIA Insured)	2,265,000	2,296,982
5% 1/1/22 (MBIA Insured)	2,360,000	2,381,759
Holyoke Gen. Oblig. (Muni. Purp. Ln. Prog.) Series A, 5.5% 6/15/16 (FSA Insured)	2,100,000	2,274,783
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Ipswich Gen. Oblig.:
5.5% 11/15/18 (FGIC Insured)	$ 2,460,000	$ 2,661,917
5.75% 11/15/14 (FGIC Insured)	1,100,000	1,224,740
Littleton Gen. Oblig.:
5% 1/15/16 (FGIC Insured)	1,385,000	1,461,577
5% 1/15/19 (FGIC Insured)	1,380,000	1,415,797
Lowell Gen. Oblig. Series A, 5.5% 1/15/10 (FSA Insured)	2,000,000	2,072,180
Lowell Hsg. Dev. Corp. Multi-family Rev. Series A, 7.875% 11/1/24	5,145,000	5,151,946
Lynn Gen. Oblig.:
5.375% 8/15/13 (FGIC Insured)	2,025,000	2,228,229
5.375% 8/15/14 (FGIC Insured)	2,120,000	2,312,899
5.375% 8/15/15 (FGIC Insured)	2,235,000	2,427,165
5.375% 8/15/16 (FGIC Insured)	2,345,000	2,528,309
Lynn Wtr. & Swr. Commission Gen. Rev. Series 1997 A:
5% 12/1/14 (FSA Insured)	1,375,000	1,444,465
5.125% 12/1/17 (FSA Insured)	1,290,000	1,359,428
Massachusetts Bay Trans. Auth.:
(Massachusetts Gen. Trans. Sys. Proj.) Series A, 5.75% 3/1/13 (MBIA Insured)	2,000,000	2,211,040
Series 1997 D, 5% 3/1/27	23,155,000	22,347,585
Series 1998 B, 5% 3/1/28	15,000,000	14,466,300
Series 1998 C, 5.75% 3/1/10 (FGIC Insured)	6,000,000	6,733,860
Series 2000 A:
5.25% 7/1/30	80,305,000	81,127,311
5.75% 7/1/15	1,000,000	1,101,490
5.75% 7/1/18	4,000,000	4,355,640
Series A:
5% 3/1/23 (FGIC Insured)	2,430,000	2,423,852
5.375% 3/1/19	5,000,000	5,302,250
5.5% 3/1/12	4,350,000	4,800,530
5.75% 3/1/26	5,500,000	5,924,930
5.8% 3/1/11	7,435,000	8,333,594
6.25% 3/1/12	3,500,000	4,034,800
7% 3/1/08	1,000,000	1,167,500
7% 3/1/21	1,500,000	1,875,135
Series B:
5.375% 3/1/25 (AMBAC Insured)	13,060,000	13,562,941
6.2% 3/1/16	27,525,000	31,851,104
Series C, 5% 3/1/24	10,900,000	10,707,179
Series D, 5% 3/1/22	5,750,000	5,770,355
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2000 A, 5.5% 7/1/30	$ 13,620,000	$ 13,884,228
Sr. Series A, 5.25% 7/1/19	5,000,000	5,221,400
Massachusetts College Bldg. Auth. Proj. Rev.:
Series 1, 5.125% 5/1/19 (MBIA Insured) (Escrowed to Maturity) (b)	1,000,000	1,046,520
Series A:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	1,502,550
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,246,686
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,177,784
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	1,295,000	1,375,497
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,775,730
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,015,147
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,693,862
Massachusetts Dev. Fin. Agcy. Rev.:
(Clark Univ. Issue Proj.) 5% 7/1/28	2,000,000	1,904,340
(Mount Holyoke College Proj.):
5.125% 7/1/21	5,715,000	5,828,614
5.25% 7/1/31	11,785,000	11,845,457
5.5% 7/1/14	750,000	810,375
5.5% 7/1/15	910,000	973,800
5.5% 7/1/16	590,000	629,335
(Regis College Proj.):
5.25% 10/1/18	2,240,000	1,881,757
5.5% 10/1/28	5,660,000	4,552,564
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A:
Issue E:
4.3% 7/1/06 (AMBAC Insured) (a)	2,880,000	3,002,947
4.4% 7/1/07 (AMBAC Insured) (a)	4,520,000	4,715,852
4.55% 7/1/09 (AMBAC Insured) (a)	1,435,000	1,487,047
4.65% 7/1/10 (AMBAC Insured) (a)	3,420,000	3,542,231
4.75% 7/1/11 (AMBAC Insured) (a)	2,885,000	2,987,071
4.8% 7/1/12 (AMBAC Insured) (a)	1,525,000	1,577,872
4.95% 7/1/14 (AMBAC Insured) (a)	2,875,000	2,890,726
5% 7/1/15 (AMBAC Insured) (a)	1,360,000	1,362,380
Issue G:
4.4% 12/1/04 (MBIA Insured) (a)	2,240,000	2,330,093
5% 12/1/11 (MBIA Insured) (a)	2,880,000	2,999,606
5.45% 12/1/06 (MBIA Insured) (a)	6,050,000	6,564,976
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.: - continued
Series B Issue E, 5.75% 7/1/07 (AMBAC Insured) (a)	$ 2,775,000	$ 2,889,053
Series C Issue G, 4.9% 12/1/11 (AMBAC Insured) (a)	3,640,000	3,812,099
Massachusetts Fed. Hwy.:
Series 1998 A:
0% 6/15/15	1,455,000	821,289
5.25% 12/15/08	1,625,000	1,802,726
5.25% 6/15/09	2,190,000	2,416,753
5.25% 12/15/11	5,000,000	5,560,550
5.25% 6/15/12	7,000,000	7,784,770
5.5% 6/15/14	8,275,000	9,304,162
Series 1998 B:
5.125% 12/15/10	2,500,000	2,719,650
5.125% 12/15/11	9,030,000	9,763,417
5.125% 12/15/12	5,480,000	5,891,767
5.125% 6/15/15 (MBIA Insured)	5,820,000	6,436,804
Series 2000 A:
5.5% 6/15/08	18,900,000	20,998,089
5.5% 12/15/09	10,185,000	11,466,680
5.75% 6/15/09	10,900,000	12,286,044
5.75% 12/15/10	5,305,000	6,007,913
5.75% 6/15/11	13,660,000	15,329,389
5.75% 12/15/11	9,510,000	10,672,217
5.75% 6/15/12	5,000,000	5,539,950
5.75% 6/15/13	5,000,000	5,536,550
5.75% 12/15/14	5,000,000	5,631,550
Massachusetts Gen. Oblig.:
Series 1992 D, 6% 5/1/08 (Escrowed to Maturity) (b)	685,000	779,085
Series 1998 B, 5% 4/1/15 (MBIA Insured)	15,000,000	15,632,550
Series 2000 A, 6% 2/1/10	7,500,000	8,491,500
Series 2000 B, 5.75% 6/1/09	1,750,000	1,972,163
Series 2000 C, 5.5% 10/1/22	1,700,000	1,759,738
Series 2001 A:
5% 1/1/21 (FSA Insured)	21,955,000	21,926,459
5.25% 1/1/09	5,000,000	5,470,100
5.5% 1/1/10	3,000,000	3,306,990
5.5% 1/1/11	6,460,000	7,102,253
Series 2001 C, 5.25% 12/1/06	5,000,000	5,484,150
Series 2001 D, 5.5% 11/1/18	2,000,000	2,172,340
Series 2002 A, 7.5% 6/1/04 (Escrowed to Maturity) (b)	130,000	136,955
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2002 B, 5% 2/1/06	$ 12,500,000	$ 13,371,375
Series 2002 D:
5.375% 8/1/19 (MBIA Insured)	5,000,000	5,242,600
5.375% 8/1/20 (MBIA Insured)	3,675,000	3,831,371
5.375% 8/1/21 (MBIA Insured)	10,000,000	10,395,900
5.375% 8/1/22 (MBIA Insured)	5,000,000	5,194,200
6% 5/1/08	2,065,000	2,337,002
6% 5/1/08 (Escrowed to Maturity) (b)	2,285,000	2,612,738
Series 2002 E:
5.25% 1/1/21 (FSA Insured)	5,000,000	5,158,400
5.5% 1/1/09	5,000,000	5,531,500
Series 2003 A, 5.25% 1/1/18 (AMBAC Insured)	5,000,000	5,235,500
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Anna Jaques Hosp. Proj.) Series B, 6.875% 10/1/12	2,880,000	2,907,101
(Baystate Med. Ctr. Proj.):
Series E, 6% 7/1/06 (FSA Insured)	1,425,000	1,577,418
Series F:
5.75% 7/1/17	1,305,000	1,360,828
5.75% 7/1/18	1,300,000	1,343,381
5.75% 7/1/19	1,455,000	1,491,055
5.75% 7/1/20	500,000	509,900
5.75% 7/1/33	3,000,000	3,029,820
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	13,485,000	13,728,674
(Boston College Issue Proj.) Series L:
4.75% 6/1/31	1,000,000	935,680
5% 6/1/26	3,750,000	3,674,963
(Boston College Proj.) Series K, 5.375% 6/1/14	8,945,000	9,856,138
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (MBIA Insured)	2,780,000	2,993,170
5.25% 10/1/16 (MBIA Insured)	1,400,000	1,487,696
(Cape Cod Health Sys. Proj.) Series A, 5.25% 11/15/13 (AMBAC Insured)	3,500,000	3,600,800
(Dana Farber Cancer Proj.) Series G1:
5.5% 12/1/27	18,600,000	18,018,006
6.25% 12/1/14	3,000,000	3,142,590
(Emerson Hosp. Proj.) Series D, 5.7% 8/15/12 (FSA Insured)	9,475,000	10,162,980
(Falmouth Hosp. Proj.) Series C, 5.5% 7/1/08 (MBIA Insured)	1,000,000	1,021,540
(Harvard Univ. Proj.) Series P, 5.625% 11/1/28	1,500,000	1,595,070
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Lahey Clinic Med. Ctr. Proj.) Series B, 5.25% 7/1/10 (MBIA Insured)	$ 14,120,000	$ 14,420,897
(Massachusetts Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/08 (American Cap. Access Corp. Insured)	2,000,000	2,168,960
5.25% 7/1/09 (American Cap. Access Corp. Insured)	2,540,000	2,679,192
5.25% 7/1/10 (American Cap. Access Corp. Insured)	2,000,000	2,087,840
5.25% 7/1/11 (American Cap. Access Corp. Insured)	3,025,000	3,126,701
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	14,600,000	16,722,548
(Massachusetts Institute of Technology Proj.) Series K, 5.375% 7/1/17	4,000,000	4,410,440
(Med. Academic & Scientific Proj.) Series A:
6.25% 1/1/05	1,160,000	1,217,872
6.625% 1/1/15	5,650,000	5,884,475
(Milford Whitinsville Hosp. Proj.):
6.35% 7/15/32	2,100,000	2,099,244
6.5% 7/15/23	2,685,000	2,735,290
(Morton Hosp. & Med. Ctr. Proj.) Series B, 5.25% 7/1/08 (AMBAC Insured)	2,800,000	2,859,976
(Mount Auburn Hosp. Issue Proj.) Series B1:
6.25% 8/15/14 (MBIA Insured)	1,250,000	1,326,000
6.3% 8/15/24 (MBIA Insured)	5,000,000	5,304,950
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	1,000,000	1,029,280
(Newton-Wellesley Hosp. Proj.) Series G:
6% 7/1/12 (MBIA Insured)	4,070,000	4,514,078
6.125% 7/1/15 (MBIA Insured)	4,500,000	5,011,380
(Northeastern Univ. Proj.) Series 1998 G, 5% 10/1/28 (MBIA Insured)	9,000,000	8,786,520
(Partners Health Care Sys. Proj.) Series 1997 A:
5.1% 7/1/10 (MBIA Insured)	2,510,000	2,680,103
5.125% 7/1/11 (MBIA Insured)	3,885,000	4,118,139
5.375% 7/1/24 (MBIA Insured)	7,600,000	7,718,788
(Partners Health Care Sys., Inc. Proj.) Series E:
5% 7/1/17	1,255,000	1,268,441
5% 7/1/19	1,390,000	1,381,924
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(South Shore Hosp. Proj.) Series F:
4.75% 7/1/05	$ 1,275,000	$ 1,332,643
5% 7/1/07	1,915,000	2,021,091
5.125% 7/1/08	2,000,000	2,119,880
5.25% 7/1/09	2,120,000	2,256,231
5.5% 7/1/12	2,165,000	2,293,103
5.625% 7/1/19	1,000,000	1,004,730
5.75% 7/1/29	4,350,000	4,369,053
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	5,000,000	5,055,050
(Univ. of Massachusetts Proj.) Series A:
5.5% 10/1/16 (FGIC Insured)	3,065,000	3,294,323
5.875% 10/1/29 (FGIC Insured)	10,000,000	10,797,200
6% 10/1/15 (FGIC Insured)	1,000,000	1,138,990
(Univ. of Massachusetts-Worcester Campus Proj.) Series B, 5.25% 10/1/15 (FGIC Insured)	1,000,000	1,069,860
(Wellesley College Proj.):
Series F, 5.125% 7/1/39	205,000	201,917
5% 7/1/19	1,975,000	2,031,564
5% 7/1/20	2,075,000	2,111,292
5% 7/1/33	5,000,000	4,857,400
(Wheaton College Proj.) Series C:
5.125% 7/1/09	1,130,000	1,181,392
5.25% 7/1/14	2,655,000	2,763,244
5.25% 7/1/19	2,000,000	2,040,340
(Williams College Issue Proj.):
Series F, 5.75% 7/1/19	3,000,000	3,257,100
Series G, 5.5% 7/1/14	3,665,000	4,002,180
(Williams College Proj.) Series H:
5% 7/1/17	1,000,000	1,045,650
5% 7/1/20	1,005,000	1,022,577
5% 7/1/23	915,000	909,245
5% 7/1/28	1,385,000	1,352,328
6.55% 6/23/22 (AMBAC Insured)	19,150,000	21,331,568
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 29, 6.75% 6/1/26 (a)	1,380,000	1,418,364
Series 40:
6.6% 12/1/24 (a)	10,430,000	10,747,281
6.65% 12/1/27 (a)	3,695,000	3,812,390
Series 53, 5.2% 12/1/21 (MBIA Insured) (a)	105,000	105,122
Series A, 6% 12/1/13 (MBIA Insured)	5,525,000	5,782,852
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series A, 5.75% 2/1/14	$ 9,900,000	$ 10,141,461
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.):
Series 1992 A:
4.7% 12/1/03	3,000,000	3,000,480
4.8% 12/1/04	3,660,000	3,654,656
4.95% 12/1/06	1,950,000	1,902,693
Series 1998 A, 5.2% 12/1/08 (a)	1,300,000	1,255,007
Massachusetts Indl. Fin. Agcy. Rev.:
(Babson College Proj.) Series A, 5.6% 10/1/06 (MBIA Insured)	265,000	289,624
(Groton School Proj.) Series 1998 A, 5% 3/1/28	3,190,000	3,115,258
(Lesley College Proj.) Series A, 6.3% 7/1/15 (AMBAC Insured)	2,525,000	2,762,022
(Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/05	24,600,000	23,589,432
0% 8/1/07	25,000,000	22,130,500
0% 8/1/08	15,000,000	12,677,700
(Milton Academy Proj.) Series B, 5.25% 9/1/19 (MBIA Insured)	2,500,000	2,554,425
(Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,687,454
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear Mix #1 Proj.) Series A:
5% 7/1/07 (MBIA Insured)	4,000,000	4,327,960
5% 7/1/08 (MBIA Insured)	8,330,000	9,058,209
5.25% 7/1/12 (MBIA Insured)	8,000,000	8,670,320
(Nuclear Mix #4 Proj.) Series A:
5% 7/1/07 (MBIA Insured)	12,755,000	13,800,782
5% 7/1/08 (MBIA Insured)	8,415,000	9,150,639
5.25% 7/1/12 (MBIA Insured)	8,510,000	9,223,053
(Nuclear Mix #5 Proj.) Series A:
5% 7/1/07 (MBIA Insured)	3,985,000	4,311,730
5% 7/1/08 (MBIA Insured)	4,175,000	4,539,979
(Stony Brook Intermediate Proj.) Series A, 5% 7/1/08 (MBIA Insured)	4,225,000	4,594,350
Massachusetts Port Auth. Rev.:
(Spl. Facilities-US Air Proj.) Series A, 5.5% 9/1/10 (MBIA Insured) (a)	2,030,000	2,163,452
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 1998 A:
5% 7/1/23 (FSA Insured)	$ 8,750,000	$ 8,716,750
5.5% 7/1/17 (FSA Insured)	2,105,000	2,187,348
Series 1998 B:
5% 7/1/10 (FSA Insured) (a)	2,275,000	2,379,832
5% 7/1/15 (FSA Insured) (a)	3,310,000	3,359,782
Series 1999 C, 5.75% 7/1/29 (FSA Insured)	5,000,000	5,318,150
Series A:
5% 7/1/18 (MBIA Insured)	2,000,000	2,042,900
5% 7/1/19 (MBIA Insured)	6,915,000	7,003,166
5% 7/1/20 (MBIA Insured)	2,505,000	2,529,073
5% 7/1/21 (MBIA Insured)	3,000,000	3,017,100
5% 7/1/22 (MBIA Insured)	2,000,000	2,008,280
5% 7/1/23 (MBIA Insured)	2,580,000	2,570,196
5.125% 7/1/16 (FSA Insured)	3,000,000	3,079,470
5.125% 7/1/17 (FSA Insured)	3,000,000	3,063,450
Series B:
5.5% 7/1/10 (FSA Insured) (a)	11,470,000	12,411,572
5.5% 7/1/11 (FSA Insured) (a)	5,500,000	5,850,020
5.5% 7/1/12 (FSA Insured) (a)	4,000,000	4,232,440
5.5% 7/1/14 (FSA Insured) (a)	5,335,000	5,574,061
5.625% 7/1/12 (Escrowed to Maturity) (b)	1,525,000	1,709,052
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (a)	7,395,000	7,714,020
5.5% 1/1/13 (AMBAC Insured) (a)	7,000,000	7,253,050
5.5% 1/1/14 (AMBAC Insured) (a)	6,040,000	6,233,159
5.5% 1/1/15 (AMBAC Insured) (a)	5,000,000	5,121,950
5.5% 1/1/16 (AMBAC Insured) (a)	5,000,000	5,080,950
5.5% 1/1/17 (AMBAC Insured) (a)	6,470,000	6,548,416
5.5% 1/1/18 (AMBAC Insured) (a)	6,000,000	6,044,400
5.5% 1/1/19 (AMBAC Insured) (a)	5,000,000	5,030,250
Massachusetts Spl. Oblig. Rev. Series A:
5.5% 6/1/13 (FGIC Insured)	3,300,000	3,663,297
5.5% 6/1/15 (FGIC Insured)	13,070,000	14,456,074
5.5% 6/1/16 (FGIC Insured)	2,520,000	2,778,300
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev.:
Series 1997 A, 5.125% 1/1/17 (MBIA Insured)	3,020,000	3,180,815
Series 1999 A:
5% 1/1/39 (AMBAC Insured)	14,725,000	14,162,358
5.25% 1/1/29 (AMBAC Insured)	34,875,000	34,979,974
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev.: - continued
Sr. Series A:
0% 1/1/25 (MBIA Insured)	$ 5,000,000	$ 1,536,300
0% 1/1/28 (MBIA Insured)	4,430,000	1,123,625
0% 1/1/29 (MBIA Insured)	24,015,000	5,743,427
5% 1/1/37 (MBIA Insured)	34,435,000	33,304,155
5.125% 1/1/23 (MBIA Insured)	3,460,000	3,477,404
Sr. Series C:
0% 1/1/16 (MBIA Insured)	3,000,000	1,625,940
0% 1/1/19 (MBIA Insured)	5,500,000	2,461,085
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	34,225,000	34,817,093
Massachusetts Wtr. Poll. Abatement Trust Pool Ln. Prog.:
Series 3:
5.4% 2/1/10	300,000	322,455
5.5% 2/1/13	815,000	870,322
Series 4:
5.125% 8/1/11	2,245,000	2,434,254
5.125% 8/1/14	1,205,000	1,287,121
Series 5, 5.25% 8/1/15	3,000,000	3,214,560
Series 6:
5.5% 8/1/12	3,910,000	4,322,036
5.5% 8/1/30	24,825,000	25,520,845
5.625% 8/1/14	4,905,000	5,414,679
5.625% 8/1/16	8,235,000	9,006,372
Series 7:
5.25% 2/1/12	8,900,000	9,725,920
5.25% 2/1/16	8,085,000	8,567,109
5.25% 2/1/17	5,000,000	5,298,150
Series 8:
5% 8/1/20	5,500,000	5,600,815
5.25% 8/1/13	3,500,000	3,823,225
5.25% 8/1/14	3,500,000	3,787,490
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A:
5% 8/1/15	50,000	51,838
5% 8/1/15 (Escrowed to Maturity) (b)	950,000	1,017,308
5.25% 8/1/12	565,000	608,290
5.25% 8/1/13	330,000	354,816
5.375% 8/1/16	125,000	133,514
5.45% 2/1/13	140,000	142,972
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A: - continued
5.45% 2/1/13 (Escrowed to Maturity) (b)	$ 1,960,000	$ 2,223,561
Massachusetts Wtr. Resources Auth.:
Series A:
5.75% 8/1/30 (FGIC Insured)	20,500,000	22,082,600
5.75% 8/1/39 (FGIC Insured)	20,250,000	21,750,323
6.5% 7/15/19	21,960,000	26,062,348
Series B:
5.5% 8/1/15 (FSA Insured)	1,500,000	1,660,905
5.5% 8/1/16 (FSA Insured)	1,425,000	1,572,587
Series C, 4.75% 12/1/23	13,000,000	12,474,930
Series D, 5% 8/1/24 (MBIA Insured)	1,500,000	1,480,830
Maynard Gen. Oblig.:
5.5% 2/1/17 (MBIA Insured)	1,030,000	1,126,841
5.5% 2/1/20 (MBIA Insured)	1,025,000	1,099,026
5.5% 2/1/23 (MBIA Insured)	1,000,000	1,054,060
Mendon Upton Reg'l. School District 5.25% 6/1/11 (FGIC Insured)	1,435,000	1,551,321
Methuen Gen. Oblig. 5% 11/1/16 (FGIC Insured)	1,000,000	1,049,780
Monson Gen. Oblig.:
5.25% 5/15/15 (AMBAC Insured)	2,820,000	3,053,552
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,269,714
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,450,979
5.25% 5/15/22 (AMBAC Insured)	2,000,000	2,060,500
Nantucket Gen. Oblig. 5% 7/15/17 (MBIA Insured)	5,000,000	5,206,700
New England Ed. Ln. Marketing Corp. Series A, 5.7% 7/1/05 (a)	22,870,000	24,448,259
Northbridge Gen. Oblig. 5.25% 2/15/16 (AMBAC Insured)	1,490,000	1,598,651
Norwell Gen. Oblig. 5% 11/15/20 (FGIC Insured)	1,760,000	1,813,346
Pentucket Reg'l. School District:
5.1% 2/15/13 (MBIA Insured)	575,000	594,199
5.1% 2/15/14 (MBIA Insured)	525,000	542,498
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,349,336
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,084,070
Pittsfield Gen. Oblig.:
5% 4/15/19 (MBIA Insured)	1,140,000	1,176,674
5.5% 4/15/17 (MBIA Insured)	1,930,000	2,107,328
Randolph Gen. Oblig. 5.5% 4/1/20 (FGIC Insured)	1,600,000	1,681,136
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Route 3 North Trans. Impt. Assoc. Lease Rev.:
5.75% 6/15/11 (MBIA Insured)	$ 4,365,000	$ 4,888,756
5.75% 6/15/12 (MBIA Insured)	1,000,000	1,109,130
5.75% 6/15/14 (MBIA Insured)	2,500,000	2,752,250
5.75% 6/15/15 (MBIA Insured)	4,105,000	4,519,195
Salem Gen. Oblig.:
5% 1/15/19 (FGIC Insured)	1,525,000	1,566,816
5% 1/15/20 (FGIC Insured)	1,350,000	1,370,250
Sandwich Gen. Oblig.:
5.375% 8/15/18 (MBIA Insured)	1,050,000	1,115,100
5.375% 8/15/19 (MBIA Insured)	1,050,000	1,109,231
5.375% 8/15/20 (MBIA Insured)	1,025,000	1,077,132
South Essex Swr. District Series A, 5.25% 6/15/24 (MBIA Insured)	2,810,000	2,831,468
Springfield Gen. Oblig.:
5.25% 1/15/15 (MBIA Insured)	1,030,000	1,108,960
5.25% 1/15/16 (MBIA Insured)	2,195,000	2,343,865
5.25% 1/15/17 (MBIA Insured)	1,510,000	1,606,383
5.25% 1/15/18 (MBIA Insured)	1,000,000	1,048,840
5.25% 1/15/21 (MBIA Insured)	2,600,000	2,672,748
5.375% 8/1/17 (FGIC Insured)	1,875,000	2,014,481
5.5% 8/1/16 (FGIC Insured)	1,000,000	1,081,340
Sudbury Gen. Oblig. Series 2000 A, 5.125% 6/1/19	1,000,000	1,025,570
Tantasqua Reg'l. School District 5.75% 8/15/11 (FSA Insured)	2,530,000	2,866,414
Taunton Indl. Dev. Fing. Auth. Indl. Dev. Rev. (Pepsi Cola Metro. Bottle Proj.) 5.65% 8/1/12	2,400,000	2,427,168
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2000 A:
5% 11/1/15	1,595,000	1,665,770
5.125% 11/1/16	2,025,000	2,122,747
Univ. of Massachusetts Bldg. Auth. Proj. Rev.:
Series B:
5.5% 11/1/11 (AMBAC Insured)	1,175,000	1,304,332
5.5% 11/1/12 (AMBAC Insured)	2,465,000	2,708,419
5.5% 11/1/13 (AMBAC Insured)	1,615,000	1,758,525
5.5% 11/1/14 (AMBAC Insured)	1,500,000	1,628,415
5.5% 11/1/15 (AMBAC Insured)	1,200,000	1,298,820
5.5% 11/1/16 (AMBAC Insured)	1,250,000	1,351,313
5.5% 11/1/17 (AMBAC Insured)	1,250,000	1,343,225
5.5% 11/1/18 (AMBAC Insured)	1,400,000	1,501,710
Sr. Series 2, 5.125% 11/1/19 (AMBAC Insured)	3,830,000	3,959,492
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (FGIC Insured)	$ 1,465,000	$ 1,505,654
5.5% 8/15/13 (FGIC Insured)	1,285,000	1,398,954
5.5% 8/15/18 (FGIC Insured)	1,000,000	1,060,650
Series 2001 B:
5.5% 10/1/09 (FGIC Insured)	1,000,000	1,126,290
5.5% 10/1/13 (FGIC Insured)	1,500,000	1,634,760
5.5% 10/1/14 (FGIC Insured)	1,070,000	1,162,277
Series A:
5.5% 4/1/11 (FSA Insured)	1,350,000	1,501,862
5.5% 4/1/19 (FSA Insured)	4,000,000	4,240,480
5.75% 4/1/12 (FSA Insured)	2,935,000	3,276,781
5.75% 4/1/13 (FSA Insured)	3,035,000	3,365,785
5.75% 4/1/14 (FSA Insured)	3,120,000	3,450,377
		1,817,480,694
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CDC IXIS North America Insured)	3,000,000	3,201,600
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (b)	7,350,000	7,811,654
5.5% 10/1/40 (Escrowed to Maturity) (b)	13,175,000	13,864,843
		24,878,097
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,776,288,131)		1,842,358,791
NET OTHER ASSETS - 0.8%		15,309,548
NET ASSETS - 100%		$ 1,857,668,339
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.775% and pay quarterly a floating rate based on BMA Municipal Swap Index with JPMorgan Chase, Inc.	Sept. 2023	$ 9,200,000	$ (834,106)
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(b) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	25.7%
Special Tax	14.6
Transportation	14.1
Health Care	13.4
Education	11.8
Water & Sewer	10.7
Others* (individually less than 5%)	9.7
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $174,168,246 and $290,103,875, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $1,776,288,131) - See accompanying schedule		$ 1,842,358,791
Cash		2,802,626
Receivable for fund shares sold		548,812
Interest receivable		19,778,880
Other receivables		8,411
Total assets		1,865,497,520

Liabilities
Payable for fund shares redeemed	$ 4,260,194
Distributions payable	1,936,407
Unrealized loss on swap agreements	834,106
Accrued management fee	616,697
Other payables and accrued expenses	181,777
Total liabilities		7,829,181

Net Assets		$ 1,857,668,339
Net Assets consist of:
Paid in capital		$ 1,773,265,585
Undistributed net investment income		1,017,091
Accumulated undistributed net realized gain (loss) on investments		18,149,109
Net unrealized appreciation (depreciation) on investments		65,236,554
Net Assets, for 154,811,546 shares outstanding		$ 1,857,668,339
Net Asset Value, offering price and redemption price per share ($1,857,668,339 ÷ 154,811,546 shares)		$ 12.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2003 (Unaudited)

Investment Income
Interest		$ 46,708,263

Expenses
Management fee	$ 3,790,226
Transfer agent fees	671,495
Accounting fees and expenses	217,822
Non-interested trustees' compensation	5,046
Custodian fees and expenses	15,592
Registration fees	18,435
Audit	35,036
Legal	7,043
Miscellaneous	1,855
Total expenses before reductions	4,762,550
Expense reductions	(44,505)	4,718,045
Net investment income (loss)		41,990,218
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		20,655,943
Change in net unrealized appreciation (depreciation) on: Investment securities	(49,129,673)
Swap agreements	(834,106)
Total change in net unrealized appreciation (depreciation)		(49,963,779)
Net gain (loss)		(29,307,836)
Net increase (decrease) in net assets resulting from operations		$ 12,682,382

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,990,218	$ 85,912,768
Net realized gain (loss)	20,655,943	13,196,463
Change in net unrealized appreciation (depreciation)	(49,963,779)	41,106,472
Net increase (decrease) in net assets resulting from operations	12,682,382	140,215,703
Distributions to shareholders from net investment income	(41,968,404)	(85,317,465)
Distributions to shareholders from net realized gain	(5,058,035)	(10,782,897)
Total distributions	(47,026,439)	(96,100,362)
Share transactions Net proceeds from sales of shares	169,342,380	525,009,703
Reinvestment of distributions	34,380,677	71,149,434
Cost of shares redeemed	(300,249,070)	(540,368,983)
Net increase (decrease) in net assets resulting from share transactions	(96,526,013)	55,790,154
Redemption fees	29,588	28,725
Total increase (decrease) in net assets	(130,840,482)	99,934,220

Net Assets
Beginning of period	1,988,508,821	1,888,574,601
End of period (including undistributed net investment income of $1,017,091 and undistributed net investment income of $1,620,307, respectively)	$ 1,857,668,339	$ 1,988,508,821
Other Information Shares
Sold	13,642,080	43,329,057
Issued in reinvestment of distributions	2,783,166	5,865,681
Redeemed	(24,300,657)	(44,744,894)
Net increase (decrease)	(7,875,411)	4,449,844

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2003	Years ended January 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 11.94	$ 11.86	$ 11.02	$ 12.04	$ 11.97
Income from Investment Operations
Net investment income (loss)	.261 D	.535 D	.552 D, F	.573 D	.565 D	.571
Net realized and unrealized gain (loss)	(.189)	.343	.091 F	.836	(1.000)	.100
Total from investment operations	.072	.878	.643	1.409	(.435)	.671
Distributions from net investment income	(.261)	(.531)	(.548)	(.569)	(.560)	(.571)
Distributions from net realized gain	(.031)	(.067)	(.015)	-	(.025)	(.030)
Total distributions	(.292)	(.598)	(.563)	(.569)	(.585)	(.601)
Redemption fees added to paid in capital	- D, G	- D, G	- D, G	-	-	-
Net asset value, end of period	$ 12.00	$ 12.22	$ 11.94	$ 11.86	$ 11.02	$ 12.04
Total Return B, C	.55%	7.51%	5.54%	13.11%	(3.70) %	5.76%
Ratios to Average Net Assets E
Expenses before expense reductions	.48% A	.48%	.47%	.49%	.49%	.51%
Expenses net of voluntary waivers, if any	.48% A	.48%	.47%	.49%	.49%	.51%
Expenses net of all reductions	.48% A	.46%	.42%	.42%	.48%	.51%
Net investment income (loss)	4.25% A	4.41%	4.63% F	5.04%	4.91%	4.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,857,668	$ 1,988,509	$ 1,888,575	$ 1,704,661	$ 1,250,449	$ 1,394,734
Portfolio turnover rate	18% A	15%	18%	24%	22%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

F Effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/03	% of fund's investments 1/31/03	% of fund's investments 7/31/02
0 - 30	80.1	77.7	68.1
31 - 90	5.0	6.7	9.8
91 - 180	6.3	6.5	8.2
181 - 397	8.6	9.1	13.9
Weighted Average Maturity
	7/31/03	1/31/03	7/31/02
Spartan Massachusetts Municipal Money Market Fund	47 Days	43 Days	56 Days
Massachusetts Tax-Free Retail Money Market Funds Average *	44 Days	46 Days	56 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2003	As of January 31, 2003
Variable Rate Demand Notes (VRDNs) 62.5%	Variable Rate Demand Notes (VRDNs) 53.0%
Commercial Paper (including CP Mode) 10.4%	Commercial Paper (including CP Mode) 12.8%
Tender Bonds 5.1%	Tender Bonds 0.6%
Municipal Notes 14.7%	Municipal Notes 22.5%
Fidelity Municipal Cash Central Fund 6.0%	Fidelity Municipal Cash Central Fund 9.6%
Other Investments 1.2%	Other Investments 0.6%
Net Other Assets 0.1%	Net Other Assets 0.9%

*Source: iMoneyNet, Inc.

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund

Investments July 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.9%
	Principal Amount	Value (Note 1)
Massachusetts - 88.2%
Acton & Boxborough Reg'l. School District BAN 2.25% 12/12/03	$ 4,600,000	$ 4,614,884
Beverly Gen. Oblig. BAN 1.75% 11/12/03	3,807,000	3,814,316
Billerica Gen. Oblig. BAN 2.5% 1/9/04	4,300,000	4,323,793
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.85%, LOC Fleet Bank NA, VRDN (b)(e)	600,000	600,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN Series SG 75, 0.83% (Liquidity Facility Societe Generale) (b)(f)	5,100,000	5,100,000
Chicopee Gen. Oblig. BAN 2.5% 11/20/03	10,000,000	10,032,053
Clipper Tax-Exempt Trust Participating VRDN Series 2003 8, 0.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	4,900,000	4,900,000
Cohasset Gen. Oblig. BAN 2% 8/13/04	11,445,000	11,567,595
Duxbury Gen. Oblig. BAN 2.5% 1/15/04	4,800,000	4,827,540
Foxborough Gen. Oblig. BAN 1.75% 6/16/04	5,800,000	5,836,610
Hull Gen. Oblig. BAN 1.75% 7/15/04	4,800,000	4,833,962
Lincoln-Sudbury Reg'l. School District BAN 2.5% 10/10/03	11,900,000	11,923,159
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series EGL 99 2101, 0.85% (Liquidity Facility Citibank NA, New York) (b)(f)	4,645,000	4,645,000
Series Merlots 00 H, 0.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	8,400,000	8,400,000
Series PT 1734, 0.83% (Liquidity Facility BNP Paribas SA) (b)(f)	12,280,000	12,280,000
Series PT 1767, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,890,000	10,890,000
Series 1999, 0.88%, VRDN (b)	7,120,000	7,120,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series MS 01 723, 0.85% (Liquidity Facility Morgan Stanley) (b)(f)	8,335,000	8,335,000
Series PT 1580, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,430,000	9,430,000
Series PT 1636, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,440,000	9,440,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.9%, LOC Fleet Bank NA, VRDN (b)(e)	1,500,000	1,500,000
(Monkiewicz Realty Trust Proj.) 0.85%, LOC Fleet Bank NA, VRDN (b)(e)	1,600,000	1,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Georgetown Village Apts. Proj.) 0.95%, LOC Fannie Mae, VRDN (b)(e)	$ 3,750,000	$ 3,750,000
(Kensington at Chelmsford Proj.) Series 2002, 0.9%, LOC Fannie Mae, VRDN (b)(e)	4,000,000	4,000,000
(Salem Heights Apts. Proj.) Series A, 0.9%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)(e)	6,000,000	6,000,000
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series 1999, 0.95%, LOC Suntrust Bank, VRDN (b)(e)	2,500,000	2,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 0.9%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,000,000	4,000,000
(Andover Coated Prods. Proj.) 0.85%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	7,000,000	7,000,000
(Assumption College Proj.) Series C, 0.85%, LOC Bank of New York NA, VRDN (b)	2,070,000	2,070,000
(Boston Renaissance Charter School Proj.) 0.9%, LOC Fleet Nat'l. Bank, VRDN (b)	9,400,000	9,400,000
(Dexter School Proj.) 0.85% (MBIA Insured), VRDN (b)	5,000,000	5,000,000
(Ed. Lawrence Academy Proj.) Series A, 0.85%, LOC Fleet Nat'l. Bank, VRDN (b)	5,000,000	5,000,000
(Fessenden School Proj.) Series 2001, 0.85%, LOC Fleet Bank NA, VRDN (b)	2,600,000	2,600,000
(Wentworth Institute of Technology Proj.) Series 2000, 0.85% (AMBAC Insured), VRDN (b)	7,165,000	7,165,000
Series 2001, 1.05% 9/11/03, LOC Wachovia Bank NA, CP	6,000,000	6,000,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 1%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,500,000	7,500,000
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev. Participating VRDN Series PA 701, 0.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,700,000	2,700,000
Massachusetts Fed. Hwy. Participating VRDN Series MS 00 420X, 0.85% (Liquidity Facility Morgan Stanley) (b)(f)	2,000,000	2,000,000
Massachusetts Gen. Oblig.:
Bonds Series 2002 E, 3.5% 1/1/04	5,900,000	5,953,742
Participating VRDN:
Series AAB 00 18, 0.89% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	4,600,000	4,600,000
Series AAB 02 18, 0.89% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	4,500,000	4,500,000
Series EGL 00 2102, 0.85% (Liquidity Facility Citibank NA, New York) (b)(f)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series EGL 01 2102, 0.85% (Liquidity Facility Citibank NA, New York) (b)(f)	$ 4,300,000	$ 4,300,000
Series EGL 01 2103, 0.85% (Liquidity Facility Citibank NA, New York) (b)(f)	11,685,000	11,685,000
Series EGL 01 2104, 0.85% (Liquidity Facility Citibank NA, New York) (b)(f)	4,690,000	4,690,000
Series EGL 01 2105, 0.85% (Liquidity Facility Citibank NA, New York) (b)(f)	11,700,000	11,700,000
Series Merlots A51, 0.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	2,300,000	2,300,000
Series MS 01 535, 0.85% (Liquidity Facility Morgan Stanley) (b)(f)	6,400,000	6,400,000
Series PA 680R, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,685,000	6,685,000
Series PA 689R, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,360,000	6,360,000
Series PA 724 R, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,150,000	6,150,000
Series PT 391, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	12,130,000	12,130,000
Series PT 767, 0.83% (Liquidity Facility Svenska Handelsbanken AB) (b)(f)	11,995,000	11,995,000
Series Putters 300, 0.82% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	5,975,000	5,975,000
Series Putters 301, 0.85% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	4,690,000	4,690,000
Series Putters 338, 0.82% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,695,000	1,695,000
Series Putters 340, 0.82% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	1,595,000	1,595,000
Series Putters 343, 0.82% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	3,990,000	3,990,000
Series ROC II R100, 0.85% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	9,995,000	9,995,000
Series ROC II R102, 0.85% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	4,865,000	4,865,000
Series ROC II R143, 0.85% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	4,995,000	4,995,000
Series SG 126, 0.83% (Liquidity Facility Societe Generale) (b)(f)	3,255,000	3,255,000
BAN 4% 9/1/03	3,300,000	3,308,054
Series 1997 B, 0.8%, VRDN (b)	20,400,000	20,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 1999 D, 0.9% 8/22/03, CP	$ 9,600,000	$ 9,600,000
Series 1999 E, 0.85% 8/20/03, CP	9,400,000	9,400,000
Series 2001 B, 0.93% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	15,900,000	15,900,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series 01 834, 0.9% (Liquidity Facility Morgan Stanley) (b)(f)	8,700,000	8,700,000
Series EGL 03 0018, 0.85% (Liquidity Facility Citibank NA, New York) (b)(f)	9,995,000	9,995,000
Series EGL 96 2101, 0.85% (Liquidity Facility Citibank NA, New York) (b)(f)	5,975,000	5,975,000
Series EGL 97 2104, 0.85% (Liquidity Facility Citibank NA, New York) (b)(f)	5,000,000	5,000,000
Series Merlots 00 T, 0.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	1,585,000	1,585,000
Series Merlots 00 WW, 0.86% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,800,000	4,800,000
Series Merlots 97 Y, 0.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,435,000	4,435,000
Series PA 595R, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,000,000	4,000,000
Series PT 1765, 0.83% (Liquidity Facility WestLB AG) (b)(f)	7,500,000	7,500,000
Series SGB 42, 0.85% (Liquidity Facility Societe Generale) (b)(f)	8,700,000	8,700,000
(Boston Univ. Proj.) Series 2001 Q1, 0.88% (XL Cap. Assurance, Inc. Insured), VRDN (b)	6,400,000	6,400,000
(Endicott College Proj.) Series 2001 C, 0.8%, LOC Fleet Bank NA, VRDN (b)	6,545,000	6,545,000
(Fairview Extended Care Proj.) Series B, 0.8% (MBIA Insured), LOC Fleet Bank NA, VRDN (b)	5,500,000	5,500,000
(Home for Little Wanderers Proj.) Series B, 0.85%, LOC Fleet Bank NA, VRDN (b)	2,400,000	2,400,000
Series EE:
0.85% 8/18/03, CP	6,700,000	6,700,000
1.02% 8/13/03, CP	5,378,000	5,378,000
Massachusetts Hsg. Fin. Agcy. (Princeton Crossing LP Proj.) Series 1996, 0.9%, LOC Fannie Mae, VRDN (b)(e)	13,300,000	13,300,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds:
Series I, 3.25% 6/1/04 (e)	3,000,000	3,049,405
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.: - continued
Bonds:
Series PT 592, 1.2%, tender 8/7/03 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)(g)	$ 10,800,000	$ 10,800,000
Participating VRDN:
Series Merlots H, 0.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	8,375,000	8,375,000
Series PA 370, 0.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,815,000	3,815,000
Series PT 160, 0.84% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	6,620,000	6,620,000
Series PT 33, 0.84% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	1,160,000	1,160,000
Series 2003 F, 0.85% (FSA Insured), VRDN (b)	20,600,000	20,600,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 0.9%, LOC Fleet Bank NA, VRDN (b)(e)	900,000	900,000
(Abbott Box Co. Proj.) Series 1997, 0.85%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	1,415,000	1,415,000
(Barbour Corp. Proj.) Series 1998, 0.85%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,245,000	2,245,000
(BBB Esq. LLC Proj.) Series 1996, 0.9%, LOC Fleet Bank NA, VRDN (b)(e)	800,000	800,000
(Brady Enterprises Proj.) Series 1996, 0.85%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	1,350,000	1,350,000
(Decas Cranberry Proj.) Series 1997, 0.85%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,400,000	2,400,000
(Heat Fab, Inc. Proj.) Series 1996, 0.9%, LOC Fleet Bank NA, VRDN (b)(e)	1,500,000	1,500,000
(Parker-Hannifin Corp. Proj.) Series 1997, 0.96%, LOC Wachovia Bank NA, VRDN (b)(e)	1,800,000	1,800,000
(Riverdale Mills Corp. Proj.) Series 1995, 0.9%, LOC Fleet Bank NA, VRDN (b)(e)	1,400,000	1,400,000
(United Plastics Proj.) Series 1997, 0.85%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	1,700,000	1,700,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.9% tender 8/28/03, CP mode	28,000,000	28,000,000
Series 1993 A, 0.9% tender 8/28/03, CP mode	7,500,000	7,500,000
Series 1993 B, 0.9% tender 8/28/03, CP mode	9,200,000	9,200,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/04	3,400,000	3,356,345
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev.: - continued
Participating VRDN Series SG 56, 0.83% (Liquidity Facility Societe Generale) (b)(f)	$ 7,025,000	$ 7,025,000
(Groton School Proj.) Series 1998 B, 0.85%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	8,000,000	8,000,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 0.84%, LOC Fleet Bank NA, VRDN (b)	2,130,000	2,130,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 0.85%, LOC ABN-AMRO Bank NV, VRDN (b)	3,000,000	3,000,000
Series 1994 B, 0.85%, LOC ABN-AMRO Bank NV, VRDN (b)	4,200,000	4,200,000
(Mount Ida College Proj.) Series 1997, 0.85%, LOC Dexia Credit Local de France, VRDN (b)	1,700,000	1,700,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.85%, LOC Fleet Nat'l. Bank, VRDN (b)	4,370,000	4,370,000
(Youville Place Proj.) Series 1996, 0.89% (AMBAC Insured), VRDN (b)	4,100,000	4,100,000
Massachusetts Port Auth. Rev. Participating VRDN Series PA 599R, 0.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,850,000	4,850,000
Massachusetts Port Auth. Spl. Facilities Rev. Participating VRDN Series ROC II R177, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(f)	1,900,000	1,900,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.88%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	8,200,000	8,200,000
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev.:
Bonds Series MS 827, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley) (b)(f)(g)	8,495,000	8,495,000
Participating VRDN Series SG 124, 0.83% (Liquidity Facility Societe Generale) (b)(f)	16,985,000	16,985,000
Massachusetts Tpk. Auth. Tpk. Rev. Bonds Series PA 581R, 1%, tender 7/8/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)(g)	19,885,000	19,885,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 0.88% (Liquidity Facility Bank of America NA) (b)(f)	15,849,000	15,849,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN Series Merlots 99 N, 0.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	5,070,000	5,070,000
Massachusetts Wtr. Resource Auth. Participating VRDN Series EGL 02 2101, 0.85% (Liquidity Facility Citibank NA, New York) (b)(f)	4,600,000	4,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Resources Auth.:
Participating VRDN Series PA 700, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 3,295,000	$ 3,295,000
Series 1994:
0.8% 8/8/03, LOC Bayerische Landesbank Girozentrale, CP	6,400,000	6,400,000
0.8% 8/13/03, LOC Bayerische Landesbank Girozentrale, CP	7,300,000	7,300,000
0.95% 9/12/03, LOC Bayerische Landesbank Girozentrale, CP	9,700,000	9,700,000
Mattapoisett Gen. Oblig. BAN 1.8% 4/29/04	3,900,000	3,918,622
Medford Gen. Oblig. BAN 2.5% 9/10/03	5,000,000	5,005,721
North Andover Gen. Oblig. BAN 2.5% 10/10/03	5,700,000	5,710,983
Pembroke Gen. Oblig. BAN:
2% 8/5/04 (a)	12,000,000	12,115,680
2.75% 8/7/03	4,500,000	4,500,822
Pioneer Valley Transit Auth. RAN 2.75% 8/7/03	5,800,000	5,801,088
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN:
Series AAB 00 14, 0.89% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	6,535,000	6,535,000
Series EGL 01 2101, 0.85% (Liquidity Facility Citibank NA, New York) (b)(f)	2,200,000	2,200,000
Salem Gen. Oblig. BAN 2.5% 1/15/04	5,600,000	5,632,141
Shrewsbury Gen. Oblig. BAN 2.5% 11/26/03	5,800,000	5,819,780
Southeastern Reg'l. Transit Auth. Rev. RAN 2.5% 9/12/03	8,235,000	8,244,331
Tewksbury Gen. Oblig. BAN 2% 2/20/04	4,500,000	4,521,507
Westborough Gen. Oblig. BAN 2.5% 11/21/03	5,700,000	5,718,960
Westwood Gen. Oblig. BAN 3% 8/7/03	4,500,000	4,500,943
Winchester Gen. Oblig. BAN 1.5% 7/2/04	4,004,000	4,028,775
Woburn Gen. Oblig. BAN 1.5% 6/11/04	4,530,000	4,555,889
		885,073,700
Puerto Rico - 5.7%
Puerto Rico Commonwealth Gen. Oblig.:
Bonds Series FRRI 03 L16, 1.1%, tender 11/19/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)(g)	12,500,000	12,500,000
Participating VRDN Series Merlots 01 A107, 0.87% (Liquidity Facility Wachovia Bank NA) (b)(f)	24,775,000	24,775,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series 2000 A15, 0.87% (Liquidity Facility Wachovia Bank NA) (b)(f)	9,870,000	9,870,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series SGA 44, 0.8% (Liquidity Facility Societe Generale) (b)(f)	$ 8,635,000	$ 8,635,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 1.28%, LOC Banco Santander Central Hispano SA, VRDN (b)	1,200,000	1,200,000
		56,980,000
	Shares
Other - 6.0%
Fidelity Municipal Cash Central Fund, 0.93% (c)(d)	60,362,097	60,362,097
TOTAL INVESTMENT PORTFOLIO - 99.9%		1,002,415,797
NET OTHER ASSETS - 0.1%		930,708
NET ASSETS - 100%		$ 1,003,346,505
Total Cost for Income Tax Purposes $ 1,002,415,797
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Bonds Series PT 592, 1.2%, tender 8/7/03 (Liquidity Facility Landesbank Hessen-Thuringen)	10/25/01	$ 10,800,000
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev. Bonds Series MS 827, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley)	6/18/03	$ 8,495,000
Massachusetts Tpk. Auth. Tpk. Rev. Bonds Series PA 581R, 1%, tender 7/8/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	10/21/99 - 2/25/00	$ 19,885,000
Puerto Rico Commonwealth Gen. Oblig. Bonds Series FRRI 03 L16, 1.1%, tender 11/19/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	5/28/03	$ 12,500,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,680,000 or 5.2% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 1,002,415,797
Cash		11,345,941
Receivable for fund shares sold		1,210,604
Interest receivable		3,086,741
Receivable from investment adviser for expense reductions		19,303
Other receivables		22,251
Total assets		1,018,100,637

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 12,115,680
Payable for fund shares redeemed	2,237,154
Distributions payable	39,878
Accrued management fee	361,420
Total liabilities		14,754,132

Net Assets		$ 1,003,346,505
Net Assets consist of:
Paid in capital		$ 1,003,246,273
Accumulated net realized gain (loss) on investments		100,232
Net Assets, for 1,003,046,413 shares outstanding		$ 1,003,346,505
Net Asset Value, offering price and redemption price per share ($1,003,346,505 ÷ 1,003,046,413 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2003 (Unaudited)

Investment Income
Interest		$ 5,818,012

Expenses
Management fee	$ 2,203,517
Non-interested trustees' compensation	2,159
Total expenses before reductions	2,205,676
Expense reductions	(240,133)	1,965,543
Net investment income		3,852,469
Net realized gain (loss) on investment securities		67,792
Net increase in net assets resulting from operations		$ 3,920,261

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 3,852,469	$ 11,379,072
Net realized gain (loss)	67,792	145,450
Net increase (decrease) in net assets resulting from operations	3,920,261	11,524,522
Distributions to shareholders from net investment income	(3,852,469)	(11,379,072)
Distributions to shareholders from net realized gain	(104,568)	-
Total distributions	(3,957,037)	(11,379,072)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	354,903,643	842,397,360
Reinvestment of distributions	3,628,142	10,559,058
Cost of shares redeemed	(387,137,204)	(870,546,991)
Net increase (decrease) in net assets and shares resulting from share transactions	(28,605,419)	(17,590,573)
Total increase (decrease) in net assets	(28,642,195)	(17,445,123)

Net Assets
Beginning of period	1,031,988,700	1,049,433,823
End of period	$ 1,003,346,505	$ 1,031,988,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2003	Years ended January 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.011	.023	.036	.028	.030
Net realized and unrealized gain (loss)	- F	-	-	-	-	-
Total from investment operations	.004	.011	.023	.036	.028	.030
Distributions from net investment income	(.004)	(.011)	(.023)	(.036)	(.028)	(.030)
Distributions from net realized gain	- F	-	-	-	-	-
Total distributions	(.004)	(.011)	(.023)	(.036)	(.028)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.39%	1.11%	2.28%	3.61%	2.83%	3.00%
Ratios to Average Net Assets E
Expenses before expense reductions	.43% A	.43%	.48%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.40% A	.40%	.47%	.50%	.50%	.50%
Expenses net of all reductions	.39% A	.37%	.43%	.49%	.50%	.49%
Net investment income	.76% A	1.11%	2.23%	3.55%	2.79%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,003,347	$ 1,031,989	$ 1,049,434	$ 883,875	$ 831,083	$ 905,230

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/03	% of fund's investments 1/31/03	% of fund's investments 7/31/02
0 - 30	81.7	78.2	68.6
31 - 90	4.7	4.9	8.4
91 - 180	5.4	7.1	7.7
181 - 397	8.2	9.8	15.3
Weighted Average Maturity
	7/31/03	1/31/03	7/31/02
Fidelity Massachusetts Municipal Money Market Fund	42 Days	45 Days	58 Days
Massachusetts Tax-Free Retail Money Market Funds Average *	44 Days	46 Days	56 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2003	As of January 31, 2003
Variable Rate Demand Notes (VRDNs) 55.3%	Variable Rate Demand Notes (VRDNs) 46.6%
Commercial Paper (including CP Mode) 9.6%	Commercial Paper (including CP Mode) 11.9%
Tender Bonds 2.6%	Tender Bonds 0.7%
Municipal Notes 15.1%	Municipal Notes 22.5%
Fidelity Municipal Cash Central Fund 14.5%	Fidelity Municipal Cash Central Fund 16.3%
Other Investments 1.3%	Other Investments 0.9%
Net Other Assets 1.6%	Net Other Assets 1.1%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investments July 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.4%
	Principal Amount	Value (Note 1)
Massachusetts - 82.9%
Acton & Boxborough Reg'l. School District BAN 2.25% 12/12/03	$ 14,393,000	$ 14,439,572
Amherst Gen. Oblig. BAN 2.5% 10/10/03	8,625,000	8,641,620
Beverly Gen. Oblig. BAN 1.75% 11/12/03	12,600,000	12,624,214
Billerica Gen. Oblig. BAN 2.5% 1/9/04	13,700,000	13,775,806
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.85%, LOC Fleet Bank NA, VRDN (b)(e)	3,235,000	3,235,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN:
Series MS 00 434, 0.85% (Liquidity Facility Morgan Stanley) (b)(f)	4,830,000	4,830,000
Series SG 75, 0.83% (Liquidity Facility Societe Generale) (b)(f)	8,380,000	8,380,000
Bridgewater & Raynham Reg'l. School District BAN 1.75% 7/2/04	12,400,000	12,499,537
Brockton Area Transit Auth. RAN 2.75% 8/8/03	7,592,000	7,593,661
Canton Hsg. Auth. Multi-family Hsg. Mtg. Rev. (Canton Arboretum Apt. Proj.) Series 1999, 0.85%, LOC Fannie Mae, VRDN (b)(e)	3,695,000	3,695,000
Chicopee Gen. Oblig. BAN 2.5% 11/20/03	31,500,000	31,600,967
Clipper Tax-Exempt Trust Participating VRDN Series 2003 8, 0.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	16,070,000	16,070,000
Cohasset Gen. Oblig. BAN 2% 8/13/04	38,600,000	39,013,469
Dudley Charlton Reg'l. School District Participating VRDN Series PA 521, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,675,000	5,675,000
Duxbury Gen. Oblig. BAN 2.5% 1/15/04	15,200,000	15,287,210
Edgartown Gen. Oblig. BAN 1.5% 7/30/04 (a)	10,338,078	10,390,079
Foxborough Gen. Oblig. BAN 1.75% 6/16/04	17,935,000	18,048,207
Hull Gen. Oblig. BAN 1.75% 7/15/04	15,200,000	15,307,545
Lincoln-Sudbury Reg'l. School District BAN 2.5% 10/10/03	38,100,000	38,174,148
Massachusetts Bay Trans. Auth.:
Bonds Series MS 98 107, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley) (b)(f)(g)	5,565,000	5,565,000
Participating VRDN:
Series EGL 99 2101, 0.85% (Liquidity Facility Citibank NA, New York) (b)(f)	12,600,000	12,600,000
Series Merlots 00 H, 0.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	24,930,000	24,930,000
Series MS 00 431, 0.85% (Liquidity Facility Morgan Stanley) (b)(f)	1,895,000	1,895,000
Series PA 675, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,670,000	4,670,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Bay Trans. Auth.: - continued
Participating VRDN:
Series PA 756R, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 13,100,000	$ 13,100,000
Series PA 986R, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,390,000	5,390,000
Series 1999, 0.88%, VRDN (b)	22,115,000	22,115,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series MS 01 723, 0.85% (Liquidity Facility Morgan Stanley) (b)(f)	26,200,000	26,200,000
Series PT 1580, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,000,000	10,000,000
Series ROC II R1034, 0.85% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	8,075,000	8,075,000
Massachusetts College Bldg. Auth. Proj. Rev. Participating VRDN:
Series Merlots 00 B11, 0.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	8,215,000	8,215,000
Series PT 1746, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	17,010,000	17,010,000
Massachusetts Dev. Fin. Agcy. Assisted Living Facility Rev. (Whalers Cove Proj.) Series 2001 A, 0.91%, LOC Wachovia Bank NA, VRDN (b)(e)	2,750,000	2,750,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.9%, LOC Fleet Bank NA, VRDN (b)(e)	2,700,000	2,700,000
(Monkiewicz Realty Trust Proj.) 0.85%, LOC Fleet Bank NA, VRDN (b)(e)	4,555,000	4,555,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Kensington at Chelmsford Proj.) Series 2002, 0.9%, LOC Fannie Mae, VRDN (b)(e)	12,750,000	12,750,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 0.9%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	7,420,000	7,420,000
(Assumption College Proj.) Series A, 0.85%, LOC Bank of New York NA, VRDN (b)	8,220,000	8,220,000
(Boston Renaissance Charter School Proj.) 0.9%, LOC Fleet Nat'l. Bank, VRDN (b)	14,385,000	14,385,000
(Boston Univ. Proj.) Series R1, 0.88% (XL Cap. Assurance, Inc. Insured), VRDN (b)	46,700,000	46,700,000
(Brooks School Issue Proj.) Series 1999 A, 0.85% (MBIA Insured), VRDN (b)	3,700,000	3,700,000
(Clark Univ. Issue Proj.) Series B, 0.85% (AMBAC Insured), VRDN (b)	15,000,000	15,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Draper Lab. Issue Proj.) Series 2000, 0.8% (MBIA Insured), VRDN (b)	$ 37,300,000	$ 37,300,000
(Fessenden School Proj.) Series 2001, 0.85%, LOC Fleet Bank NA, VRDN (b)	8,400,000	8,400,000
(Hockomock YMCA Issue Proj.) 0.8%, LOC Fleet Nat'l. Bank, VRDN (b)	9,295,000	9,295,000
(Judge Rotenburg Ctr. Proj.) 0.8%, LOC Fleet Nat'l. Bank, VRDN (b)	10,000,000	10,000,000
(Lasell Village, Inc. Proj.) 0.85%, LOC Fleet Nat'l. Bank, VRDN (b)	10,750,000	10,750,000
(Shady Hills School Proj.) Series 1998 A, 0.85%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	2,400,000	2,400,000
(Wentworth Institute of Technology Proj.) Series 2000, 0.85% (AMBAC Insured), VRDN (b)	14,900,000	14,900,000
(WGBH Edl. Foundation Proj.) Series B, 0.85% (AMBAC Insured), VRDN (b)	28,300,000	28,300,000
(Worcester YMCA Proj.) Series 2001, 0.85%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,900,000	3,900,000
Series 2001, 1.05% 9/11/03, LOC Wachovia Bank NA, CP	19,581,000	19,581,000
Series B, 1.05% 9/11/03, LOC Fleet Nat'l. Bank, CP	10,400,000	10,400,000
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev. Participating VRDN Series PA 701, 0.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,535,000	7,535,000
Massachusetts Fed. Hwy. Participating VRDN:
Series MS 00 420X, 0.85% (Liquidity Facility Morgan Stanley) (b)(f)	7,790,000	7,790,000
Series PA 798, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,500,000	2,500,000
Series PT 393, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	18,565,000	18,565,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2002 E, 3.5% 1/1/04	18,280,000	18,446,510
Series PA 1059, 1.25%, tender 2/21/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)(g)	4,900,000	4,900,000
Series PT 392, 1.05%, tender 4/29/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)(g)	11,820,000	11,820,000
Participating VRDN:
Series AAB 00 18, 0.89% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	14,740,000	14,740,000
Series AAB 02 18, 0.89% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	14,375,000	14,375,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series BA 01 O, 0.88% (Liquidity Facility Bank of America NA) (b)(f)	$ 2,785,000	$ 2,785,000
Series BA 02 C, 0.88% (Liquidity Facility Bank of America NA) (b)(f)	3,490,000	3,490,000
Series EGL 00 2102, 0.85% (Liquidity Facility Citibank NA, New York) (b)(f)	7,400,000	7,400,000
Series EGL 01 2102, 0.85% (Liquidity Facility Citibank NA, New York) (b)(f)	14,835,000	14,835,000
Series EGL 01 2103, 0.85% (Liquidity Facility Citibank NA, New York) (b)(f)	38,500,000	38,500,000
Series EGL 01 2104, 0.85% (Liquidity Facility Citibank NA, New York) (b)(f)	16,100,000	16,100,000
Series EGL 01 2105, 0.85% (Liquidity Facility Citibank NA, New York) (b)(f)	35,585,000	35,585,000
Series EGL 02 6008, 0.85% (Liquidity Facility Citibank NA, New York) (b)(f)	7,860,000	7,860,000
Series EGL 03 0013, 0.85% (Liquidity Facility Citibank NA, New York) (b)(f)	16,830,000	16,830,000
Series Merlots A51, 0.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	7,495,000	7,495,000
Series MS 00 241, 0.88% (Liquidity Facility Morgan Stanley) (b)(f)	5,462,500	5,462,500
Series MS 01 535, 0.85% (Liquidity Facility Morgan Stanley) (b)(f)	19,220,000	19,220,000
Series MS 01 574, 0.85% (Liquidity Facility Morgan Stanley) (b)(f)	6,395,000	6,395,000
Series MS 01 699X, 0.85% (Liquidity Facility Morgan Stanley) (b)(f)	4,890,000	4,890,000
Series MS 01 785 0.85% (Liquidity Facility Morgan Stanley) (b)(f)	8,575,000	8,575,000
Series PA 680R, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	18,300,000	18,300,000
Series PA 689R, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	17,500,000	17,500,000
Series PA 716R, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	19,400,000	19,400,000
Series PA 724 R, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	18,100,000	18,100,000
Series PT 1726, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	12,085,000	12,085,000
Series PT 1802, 0.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,945,000	4,945,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 1811, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 6,060,000	$ 6,060,000
Series Putters 300, 0.82% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	18,710,000	18,710,000
Series Putters 301, 0.85% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	19,665,000	19,665,000
Series Putters 317, 0.85% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	13,450,000	13,450,000
Series Putters 338, 0.82% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,195,000	5,195,000
Series Putters 340, 0.82% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	4,945,000	4,945,000
Series ROC II R1047, 0.85% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	8,630,000	8,630,000
Series ROC II R191, 0.85% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,995,000	5,995,000
(Central Artery Proj.) Series B, 0.92% (Liquidity Facility Toronto-Dominion Bank), VRDN (b)	3,255,000	3,255,000
Series 1997 B, 0.8%, VRDN (b)	32,600,000	32,600,000
Series 1998 A, 0.85% (Liquidity Facility WestLB AG), VRDN (b)	19,660,000	19,660,000
Series 1999 D, 0.9% 8/22/03, CP	30,400,000	30,400,000
Series 1999 E, 0.85% 8/20/03, CP	30,600,000	30,600,000
Series 2001 B, 0.93% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	30,775,000	30,775,000
Series 2001 C, 0.93% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	11,100,000	11,100,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series 01 834, 0.9% (Liquidity Facility Morgan Stanley) (b)(f)	28,300,000	28,300,000
Series BA 02 D, 0.88% (Liquidity Facility Bank of America NA) (b)(f)	10,505,000	10,505,000
Series EGL 03 0009, 0.85% (Liquidity Facility Citibank NA, New York) (b)(f)	9,900,000	9,900,000
Series EGL 96 2101, 0.85% (Liquidity Facility Citibank NA, New York) (b)(f)	17,000,000	17,000,000
Series EGL 97 2104, 0.85% (Liquidity Facility Citibank NA, New York) (b)(f)	17,500,000	17,500,000
Series Merlots 00 T, 0.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,985,000	3,985,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series Merlots 00 WW, 0.86% (Liquidity Facility Wachovia Bank NA) (b)(f)	$ 13,665,000	$ 13,665,000
Series Merlots 97 Y, 0.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,500,000	6,500,000
Series MS 01 587, 0.85% (Liquidity Facility Morgan Stanley) (b)(f)	11,710,000	11,710,000
Series PA 595R, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,155,000	4,155,000
Series PA 983 R, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,275,000	7,275,000
Series PT 1765, 0.83% (Liquidity Facility WestLB AG) (b)(f)	23,455,000	23,455,000
Series SG 27, 0.83% (Liquidity Facility Societe Generale) (b)(f)	11,435,000	11,435,000
Series SGB 42, 0.85% (Liquidity Facility Societe Generale) (b)(f)	27,080,000	27,080,000
(Boston Univ. Proj.):
Series 2001 Q1, 0.88% (XL Cap. Assurance, Inc. Insured), VRDN (b)	21,085,000	21,085,000
Series 2001 Q2, 0.86% (XL Cap. Assurance, Inc. Insured), VRDN (b)	24,305,000	24,305,000
(Endicott College Proj.) Series 2001 C, 0.8%, LOC Fleet Bank NA, VRDN (b)	6,635,000	6,635,000
(Fairview Extended Care Proj.) Series B, 0.8% (MBIA Insured), LOC Fleet Bank NA, VRDN (b)	17,415,000	17,415,000
(Home for Little Wanderers Proj.) Series B, 0.85%, LOC Fleet Bank NA, VRDN (b)	4,720,000	4,720,000
(Partners Health Care Sys., Inc. Proj.) Series D6, 0.9%, VRDN (b)	10,000,000	10,000,000
Series EE:
0.85% 8/8/03, CP	8,439,000	8,439,000
0.85% 8/19/03, CP	21,937,000	21,937,000
1.02% 8/13/03, CP	16,700,000	16,700,000
1.05% 8/15/03, CP	5,500,000	5,500,000
Massachusetts Hsg. Fin. Agcy. Participating VRDN Series PT 271, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,670,000	6,670,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds:
Series 2003 A, 1.18% 12/1/03	4,795,000	4,795,000
Series 2003 M, 1.15% 5/1/04 (e)	10,000,000	10,000,000
Series PT 592, 1.2%, tender 8/7/03 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)(g)	34,685,000	34,685,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.: - continued
Participating VRDN:
Series FRRI A13, 0.98% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	$ 6,195,000	$ 6,195,000
Series Merlots H, 0.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	19,000,000	19,000,000
Series PA 370, 0.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,600,000	3,600,000
Series PA 83, 0.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,106,000	5,106,000
Series PT 160, 0.84% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	10,255,000	10,255,000
Series PT 33, 0.84% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	4,095,000	4,095,000
Series Putters 213, 0.85% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,510,000	5,510,000
Series 2003 F, 0.85% (FSA Insured), VRDN (b)	66,770,000	66,770,001
Series 2003 G, 0.85% (Liquidity Facility HSBC Bank USA), VRDN (b)	27,835,000	27,835,000
0.9% (FSA Insured), VRDN (b)(e)	5,100,000	5,100,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 0.9%, LOC Fleet Bank NA, VRDN (b)(e)	1,700,000	1,700,000
(Abbott Box Co. Proj.) Series 1997, 0.85%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,300,000	2,300,000
(Barbour Corp. Proj.) Series 1998, 0.85%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	3,220,000	3,220,000
(BBB Esq. LLC Proj.) Series 1996, 0.9%, LOC Fleet Bank NA, VRDN (b)(e)	900,000	900,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 0.85%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	3,160,000	3,160,000
(Brady Enterprises Proj.) Series 1996, 0.85%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	1,500,000	1,500,000
(Decas Cranberry Proj.) Series 1997, 0.85%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,850,000	2,850,000
(Heat Fab, Inc. Proj.) Series 1996, 0.9%, LOC Fleet Bank NA, VRDN (b)(e)	1,955,000	1,955,000
(Interpolymer Corp. Proj.) Series 1992, 0.9%, LOC Fleet Bank NA, VRDN (b)(e)	2,200,000	2,200,000
(Parker-Hannifin Corp. Proj.) Series 1997, 0.96%, LOC Wachovia Bank NA, VRDN (b)(e)	2,700,000	2,700,000
(Riverdale Mills Corp. Proj.) Series 1995, 0.9%, LOC Fleet Bank NA, VRDN (b)(e)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.: - continued
(United Med. Corp. Proj.) Series 1992, 0.9%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 1,600,000	$ 1,600,000
(United Plastics Proj.) Series 1997, 0.85%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	1,560,000	1,560,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.9% tender 8/28/03, CP mode	37,050,000	37,050,000
Series 1993 A, 0.9% tender 8/28/03, CP mode	32,500,000	32,500,000
Series 1993 B, 0.9% tender 8/28/03, CP mode	30,050,000	30,050,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/04	11,250,000	11,105,552
Participating VRDN Series SG 56, 0.83% (Liquidity Facility Societe Generale) (b)(f)	11,100,000	11,100,000
(Groton School Proj.) Series 1998 B, 0.85%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	12,000,000	12,000,000
(Heritage at Darmouth Proj.) Series 1996, 0.85%, LOC Fleet Bank NA, VRDN (b)(e)	4,940,000	4,940,000
(Heritage at Hingham Proj.) Series 1997, 0.85%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	7,360,000	7,360,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 0.84%, LOC Fleet Bank NA, VRDN (b)	3,600,000	3,600,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 0.85%, LOC ABN-AMRO Bank NV, VRDN (b)	5,000,000	5,000,000
Series 1994 B, 0.85%, LOC ABN-AMRO Bank NV, VRDN (b)	6,200,000	6,200,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.85%, LOC Fleet Nat'l. Bank, VRDN (b)	3,415,000	3,415,000
(Southern New England School of Law Proj.) 0.9%, LOC Fleet Nat'l. Bank, VRDN (b)	1,395,000	1,395,000
(Youville Place Proj.) Series 1996, 0.89% (AMBAC Insured), VRDN (b)	4,900,000	4,900,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Participating VRDN Series MS 01 674, 0.85% (Liquidity Facility Morgan Stanley) (b)(f)	15,950,000	15,950,000
Massachusetts Port Auth. Rev. Participating VRDN:
Series PA 592, 0.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,850,000	4,850,000
Series PA 600R, 0.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,850,000	4,850,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Port Auth. Rev. Participating VRDN: - continued
Series ROC II R2031, 0.85% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	$ 7,450,000	$ 7,450,000
Series ROC II R4019, 0.85% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	9,720,000	9,720,000
Series SGA 64, 0.98% (Liquidity Facility Societe Generale) (b)(e)(f)	3,705,000	3,705,000
Massachusetts Port Auth. Spl. Facilities Rev. Participating VRDN Series ROC II R177, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(f)	5,595,000	5,595,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.88%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	28,900,000	28,900,000
Massachusetts Spl. Oblig. Rev.:
Bonds Series PT 841, 0.95%, tender 1/31/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)(g)	12,120,000	12,120,000
Participating VRDN:
Series MSTC 7002, 0.95% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	4,995,000	4,995,000
Series PT 1427, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,125,000	10,125,000
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev.:
Bonds Series PA 672, 1.12%, tender 3/25/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)(g)	6,840,000	6,840,000
Participating VRDN:
Series MS 00 489, 0.85% (Liquidity Facility Morgan Stanley) (b)(f)	10,360,000	10,360,000
Series PT 135, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	29,875,000	29,875,000
Series SG 124, 0.83% (Liquidity Facility Societe Generale) (b)(f)	21,505,000	21,505,000
Massachusetts Tpk. Auth. Tpk. Rev. Bonds Series Putters 140, 1%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	9,405,000	9,405,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 0.88% (Liquidity Facility Bank of America NA) (b)(f)	21,329,000	21,329,000
Massachusetts Wtr. Poll. Abatement Trust Pool Ln. Prog. Participating VRDN:
Series ROC II R1027, 0.85% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	8,025,000	8,025,000
Series ROC II R1036, 0.85% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	10,175,000	10,175,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN:
Series Merlots 99 N, 0.91% (Liquidity Facility Wachovia Bank NA) (b)(f)	$ 11,800,000	$ 11,800,000
Series MS 98 182, 0.85% (Liquidity Facility Morgan Stanley) (b)(f)	5,380,000	5,380,000
Massachusetts Wtr. Resource Auth. Participating VRDN:
Series EGL 00 2103, 0.85% (Liquidity Facility Citibank NA, New York) (b)(f)	5,600,000	5,600,000
Series EGL 02 2101, 0.85% (Liquidity Facility Citibank NA, New York) (b)(f)	14,660,000	14,660,000
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series PA 637, 0.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,625,000	4,625,000
Series PA 700, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,300,000	9,300,000
Series PA 999R, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,210,000	5,210,000
Series PT 1382, 0.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,625,000	6,625,000
Series PT 1774, 0.83% (Liquidity Facility WestLB AG) (b)(f)	10,465,000	10,465,000
Series 1994:
0.8% 8/8/03, LOC Bayerische Landesbank Girozentrale, CP	20,200,000	20,200,000
0.8% 8/13/03, LOC Bayerische Landesbank Girozentrale, CP	22,700,000	22,700,000
0.95% 9/12/03, LOC Bayerische Landesbank Girozentrale, CP	30,500,000	30,500,000
Mattapoisett Gen. Oblig. BAN 1.8% 4/29/04	12,235,000	12,293,421
Medford Gen. Oblig. BAN 2.5% 9/10/03	15,790,000	15,808,065
Melrose Gen. Oblig. BAN 2.25% 8/15/03	13,510,000	13,514,083
Merrimack Valley Reg'l. Transit Auth. RAN 1.5% 6/30/04	8,100,000	8,144,055
Montachusett Reg'l. Transit Auth. RAN 1.75% 6/18/04	12,000,000	12,078,554
Newton Gen. Oblig. BAN 2.5% 8/29/03	5,000,000	5,003,009
North Andover Gen. Oblig. BAN 2.5% 10/10/03	18,300,000	18,335,263
Norwell Gen. Oblig. BAN 2.25% 2/20/04	12,000,000	12,069,198
Old Rochester Reg'l. School District BAN 2.5% 10/17/03	10,000,000	10,019,927
Pembroke Gen. Oblig. BAN 2.75% 8/7/03	14,165,000	14,167,587
Pioneer Valley Transit Auth. RAN 2.75% 8/7/03	18,200,000	18,203,414
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN:
Series AAB 00 14, 0.89% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	$ 19,900,000	$ 19,900,000
Series EGL 01 2101, 0.85% (Liquidity Facility Citibank NA, New York) (b)(f)	7,600,000	7,600,000
Series ROC II R26, 0.85% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	11,285,000	11,285,000
Salem Gen. Oblig. BAN 2.5% 1/15/04	17,800,000	17,902,163
Shrewsbury Gen. Oblig. BAN 2.5% 11/26/03	17,700,000	17,760,363
Tewksbury Gen. Oblig. BAN 2% 2/20/04	14,258,000	14,326,145
Tyngsborough Gen. Oblig. BAN 2.5% 11/6/03	13,054,049	13,078,229
Westborough Gen. Oblig. BAN 2.5% 11/21/03	17,733,000	17,791,984
Williamstown Gen. Oblig. BAN 2% 5/7/04	14,500,000	14,594,508
Winchester Gen. Oblig. BAN 1.5% 7/2/04	12,900,000	12,979,819
Woburn Gen. Oblig. BAN 1.5% 6/11/04	14,400,000	14,482,296
		2,751,669,681
Puerto Rico - 1.0%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 01 A107, 0.87% (Liquidity Facility Wachovia Bank NA) (b)(f)	15,035,000	15,035,000
Series ROC II R185, 0.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	2,000,000	2,000,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN Series MS 01 808, 0.85% (Liquidity Facility Morgan Stanley) (b)(f)	17,200,000	17,200,000
		34,235,000
	Shares
Other - 14.5%
Fidelity Municipal Cash Central Fund, 0.93% (c)(d)	480,092,313	480,092,313
TOTAL INVESTMENT PORTFOLIO - 98.4%		3,265,996,994
NET OTHER ASSETS - 1.6%		52,892,935
NET ASSETS - 100%		$ 3,318,889,929
Total Cost for Income Tax Purposes $ 3,265,996,994
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Bay Trans. Auth. Bonds Series MS 98 107, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley)	7/3/01	$ 5,565,000
Massachusetts Gen. Oblig. Bonds Series PA 1059, 1.25%, tender 2/21/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/21/03	$ 4,900,000
Massachusetts Gen. Oblig. Bonds Series PT 392, 1.05%, tender 4/29/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	11/26/02	$ 11,820,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Bonds Series PT 592, 1.2%, tender 8/7/03 (Liquidity Facility Landesbank Hessen-Thuringen)	10/25/01	$ 34,685,000
Massachusetts Spl. Oblig. Rev. Bonds Series PT 841, 0.95%, tender 1/31/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/31/03	$ 12,120,000
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev. Bonds Series PA 672, 1.12%, tender 3/25/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	4/1/03	$ 6,840,000
Massachusetts Tpk. Auth. Tpk. Rev. Bonds Series Putters 140, 1%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank)	7/17/03	$ 9,405,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $85,335,000 or 2.6% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 3,265,996,994
Cash		45,679,132
Receivable for investments sold		12,234
Receivable for fund shares sold		30,809,738
Interest receivable		9,945,302
Other receivables		83,997
Total assets		3,352,527,397

Liabilities
Payable for investments purchased Regular delivery	$ 12,120,315
Delayed delivery	10,390,079
Payable for fund shares redeemed	9,722,968
Distributions payable	17,651
Accrued management fee	1,037,720
Other payables and accrued expenses	348,735
Total liabilities		33,637,468

Net Assets		$ 3,318,889,929
Net Assets consist of:
Paid in capital		$ 3,318,629,131
Accumulated net realized gain (loss) on investments		260,798
Net Assets, for 3,318,036,552 shares outstanding		$ 3,318,889,929
Net Asset Value, offering price and redemption price per share ($3,318,889,929 ÷ 3,318,036,552 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2003 (Unaudited)

Investment Income
Interest		$ 18,472,467

Expenses
Management fee	$ 6,194,945
Transfer agent fees	1,799,134
Accounting fees and expenses	162,803
Non-interested trustees' compensation	6,725
Custodian fees and expenses	20,834
Registration fees	20,131
Audit	26,924
Legal	10,508
Miscellaneous	2,865
Total expenses before reductions	8,244,869
Expense reductions	(242,528)	8,002,341
Net investment income		10,470,126
Net realized gain (loss) on investment securities		133,514
Net increase in net assets resulting from operations		$ 10,603,640

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 10,470,126	$ 32,027,349
Net realized gain (loss)	133,514	220,085
Net increase (decrease) in net assets resulting from operations	10,603,640	32,247,434
Distributions to shareholders from net investment income	(10,470,126)	(32,027,349)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,339,618,946	7,252,376,752
Reinvestment of distributions	10,355,205	31,599,852
Cost of shares redeemed	(3,293,978,398)	(7,211,131,605)
Net increase (decrease) in net assets and shares resulting from share transactions	55,995,753	72,844,999
Total increase (decrease) in net assets	56,129,267	73,065,084

Net Assets
Beginning of period	3,262,760,662	3,189,695,578
End of period	$ 3,318,889,929	$ 3,262,760,662

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2003	Years ended January 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.010	.022	.035	.027	.029
Distributions from net investment income	(.003)	(.010)	(.022)	(.035)	(.027)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.32%	1.02%	2.22%	3.58%	2.77%	2.90%
Ratios to Average Net Assets D
Expenses before expense reductions	.51% A	.51%	.50%	.53%	.55%	.56%
Expenses net of voluntary waivers, if any	.51% A	.51%	.50%	.53%	.55%	.56%
Expenses net of all reductions	.50% A	.48%	.46%	.52%	.55%	.56%
Net investment income	.65% A	1.01%	2.20%	3.52%	2.75%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,318,890	$ 3,262,761	$ 3,189,696	$ 2,985,101	$ 2,084,276	$ 1,585,140

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Spartan Massachusetts Municipal Income Fund (the income fund), Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund (the money market funds) are funds of Fidelity Massachusetts Municipal Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Massachusetts. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market funds are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period for the money market funds. Capital accounts within the income fund's financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, and losses deferred due to futures transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) for the income fund as of period end was as follows:

Unrealized appreciation	$ 80,462,045	|
Unrealized depreciation	(12,493,749)
Net unrealized appreciation (depreciation)	$ 67,968,296
Cost for federal income tax purposes	$ 1,774,390,495

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Swap Agreements. The income fund may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide Spartan Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan Massachusetts Municipal Income Fund	.25%	.13%	.38%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.13%	.38%

FMR and its affiliates provide Spartan Massachusetts Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity Massachusetts Municipal Money Market Fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Massachusetts Municipal Income Fund	.07%	|
Fidelity Massachusetts Municipal Money Market Fund	.11%	|

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan Massachusetts Municipal Money Market Fund	$ 610,940
Fidelity Massachusetts Municipal Money Market Fund	$ 2,853,491

5. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Spartan Massachusetts Municipal Money Market Fund	.40%	$ 171,696

Through arrangements with the income fund's and Fidelity Massachusetts Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Massachusetts Municipal Income Fund	$ 15,592	$ 28,913
Fidelity Massachusetts Municipal Money Market Fund	20,834	221,694

In addition, through an arrangement with Spartan Massachusetts Municipal Money Market Fund's custodian and transfer agent, $68,437 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Adviser

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MAS-USAN-0903
1.789293.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	September 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	September 23, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 23, 2003